Property and Equipment, Net (Detail)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 16,954,221	¥ 109,826,051	¥ 56,014,594
Furniture, fixtures and equipment	9,843,412	63,763,654	41,923,243
Motor vehicles	3,553,647	23,019,817	7,251,283
Software	6,025,932	39,034,783	26,957,361
Property, Plant and Equipment, Gross, Total	36,377,212	235,644,305	132,146,481
Accumulated depreciation	(12,218,684)	(79,150,194)	(50,305,395)
Property Plant And Equipment Net Excluding Construction In Progress, Total	24,158,528	156,494,111	81,841,086
Construction in progress	6,172,024	39,981,138	10,313,142
Property and equipment, net	$ 30,330,552	¥ 196,475,249	¥ 92,154,228